FOREIGN CURRENCY FORWARD CONTRACTS (Details Narrative) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Foreign Currency Forward Contracts
Notional value	$ 15,200		$ 18,800	€ 17,500
Contract expiration date	Dec. 31, 2024
Foreign currency contract liabilities	$ 462		337
Foreign currency contract asset			$ 430
Foreign currency exchange	$ 552	$ 1,614